Expense Example	Oct. 31, 2025 USD ($)
EuroPac International Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 616
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,336
Expense Example, with Redemption, 10 Years	2,379
EuroPac International Value Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
EuroPac International Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	564
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	2,104
EuroPac International Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,451
EuroPac International Dividend Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	596
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,223
Expense Example, with Redemption, 10 Years	2,140
EuroPac International Dividend Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,490
EP Emerging Markets Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	1,000
Expense Example, with Redemption, 5 Years	1,403
Expense Example, with Redemption, 10 Years	2,525
EP Emerging Markets Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	1,903
EuroPac Gold Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	579
Expense Example, with Redemption, 3 Years	852
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	1,979
EuroPac Gold Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,317